Precious metals delivery and purchase agreement (Details Narrative) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Dec. 19, 2024	Sep. 24, 2024	Mar. 21, 2024	Feb. 26, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Apr. 03, 2019
Statement [Line Items]
Purchase agreement								$ 25.0
Description of payment		increase its advance payment by approximately $4.0 million in aggregate during the third quarter of 2024 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advance is to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 3-month period from May to July 2027. The advance of approximately $4.0 million was drawn in full in September 2024	increase its advance payment by $3.25 million per calendar quarter or up to $6.5 million in aggregate during the first half of 2024 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 6-month period from November 2026 to April 2027. The first and second calendar quarter advances of $3.25 million per quarter were drawn in full in March and June 2024, respectively	increase its advance payment by $2.75 million per calendar quarter or up to $11.0 million in aggregate during fiscal 2023 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 12-month period from November 2025 to October 2026. The advances of $2.75 million per quarter were drawn in full during fiscal 2023
Annual rate percentage					10.00%
Sandstorm Gold Ltd [Member] | Maximum [member]
Statement [Line Items]
Percentage of reduced variable deliveries					4.00%
Sandstorm Gold Ltd [Member] | Minimum [member]
Statement [Line Items]
Percentage of reduced variable deliveries					2.00%
Sandstorm Gold Ltd [Member] | Forward Commodity Pricing Curves [Member]
Statement [Line Items]
Loss on fair value metals deliverable	$ 1.9				$ 10.1	$ 3.4	$ 20.8